Provisions	12 Months Ended
Jan. 31, 2023
Text block [abstract]
Provisions
15.	PROVISIONS
The Company’s provisions were as follows, as at:

	January 31, 2023	January 31, 2022
Product-related	$620.9	$372.8
Other	44.3	41.5
Total provisions	$665.2	$414.3
Current	544.7	328.1
Non-current	120.5	86.2
Total provisions	$665.2	$414.3
Product-related provisions include provisions for regular warranty coverage on products sold, product liability provisions and provisions related to sales programs offered by the Company to its Customers in order to support the retail activity.
The
non-current
portion of provisions is mainly attributable to product-related provisions. As at January 31, 2023, the Company estimates that cash outflows related to those non-current
provisions could occur from February 1,
2024
to January 31, 2028.
The changes in provisions were as follows:

	Product-related	Other	Total
Balance as at January 31, 2022	$372.8	$41.5	$414.3
Expensed during the period	941.2	31.5	972.7
Paid during the period	(705.2)	(22.3)	(727.5)
Reversed during the period	(2.2)	(6.9)	(9.1)
Effect of foreign currency exchange rate changes	21.2	0.5	21.7
Unwinding of discount and effect of changes in discounting estimates	(6.9)	—	(6.9)
Balance as at January 31, 2023	$620.9	$44.3	$665.2